INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 850,182	$ 616,870
Goods in process	1,187,071	1,251,779
Finished goods	464,154	423,372
Goods in transit	243,876	295,106
Obsolescence allowance (Note 19)	(55,454)	(36,197)
Inventories, net	$ 2,689,829	$ 2,550,930	$ 1,647,869	$ 1,579,120